Vessels (Tables)	12 Months Ended
Dec. 31, 2013
Vessels [Abstract]
Fair Value Assets Measured On Recurring And Nonrecurring Basis [Table Text Block]
Vessel	Fair Value Measurement	Vessel Impairment Loss
APL Sardonyx	9,500	9,697

Schedule Of Property Plant And Equipment [Table Text Block]
	Vessels' Cost	Accumulated Depreciation	Net Book Value

Balance, December 31, 2011	$166,218	$(7,391)	$158,827
- Acquisitions, improvements and other vessels' costs	114,594	-	114,594
- Depreciation for the period	-	(12,476)	(12,476)
Balance, December 31, 2012	$280,812	$(19,867)	$260,945
- Acquisitions and other vessels' costs (Note 5)	$107,864	-	107,864
- Vessels' disposals	(62,245)	12,101	(50,144)
- Depreciation for the period	-	(10,970)	(10,970)
- Impairment charges	(42,323)	-	(42,323)
Balance, December 31, 2013	$284,108	$(18,736)	$265,372